Commitments and contingent liabilities - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Brazil
Disclosure of contingent liabilities [line items]
Corporate reorganisation tax assessment	€ 3,230	€ 3,757